Note 12 - Share-based payments - Inputs for Measurement of Grant Date Fair Values and Share Units Granted (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Risk free rate	3.88%	3.88%	1.52%
Fair value (USD) | $	$ 12.52	$ 12.52	$ 12.06
Share price (USD) (in dollars per share)	$ 12.40		$ 11.71
Volatility	1.29%	1.29%	1.20%
RSU dividends reinvested	1,980	1,980	1,066
Settlements/terminations	0	0	0
Total awards	19,565	19,565	18,651
Restricted stock units (RSUs) [member] | January 11, 2019 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | March 23, 2019 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | June 8, 2019 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | January 11, 2020 [member]
Statement Line Items [Line Items]
Grants	17,585	17,585	17,585
Restricted stock units (RSUs) [member] | March 31, 2020 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | June 1, 2020 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | September 9, 2020 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | September 14, 2020 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | October 5, 2020 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | January 11, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | April 1, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | May 14, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | June 1, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | June 14, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | August 13, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | September 1, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | September 6, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | September 20, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | October 1, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | October 11, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | November 12, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | December 1, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | January 11, 2022 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | January 12, 2022 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | May 13, 2022 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | June 1, 2022 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | July 1, 2022 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Restricted stock units (RSUs) [member] | October 1, 2022 [member]
Statement Line Items [Line Items]
Grants	0	0	0
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Risk free rate	3.88%	3.88%	1.52%
Fair value (USD) | $	$ 12.42	$ 12.42	$ 11.63
Share price (USD) (in dollars per share)	$ 12.42		$ 11.71
Volatility	0.91%	0.91%	1.06%
RSU dividends reinvested	0	0	0
Settlements/terminations	(254,491)	(254,491)	(30,600)
Total awards	224,408	224,408	343,379
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance multiplier percentage	93.00%	93.00%	93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Performance multiplier percentage	100.00%	100.00%	100.00%
Performance share units (PSUs) [member] | January 11, 2019 [member]
Statement Line Items [Line Items]
Grants	95,740	95,740	95,740
Performance share units (PSUs) [member] | March 23, 2019 [member]
Statement Line Items [Line Items]
Grants	28,287	28,287	28,287
Performance share units (PSUs) [member] | June 8, 2019 [member]
Statement Line Items [Line Items]
Grants	14,672	14,672	14,672
Performance share units (PSUs) [member] | January 11, 2020 [member]
Statement Line Items [Line Items]
Grants	114,668	114,668	114,668
Performance share units (PSUs) [member] | March 31, 2020 [member]
Statement Line Items [Line Items]
Grants	1,971	1,971	1,971
Performance share units (PSUs) [member] | June 1, 2020 [member]
Statement Line Items [Line Items]
Grants	1,740	1,740	1,740
Performance share units (PSUs) [member] | September 9, 2020 [member]
Statement Line Items [Line Items]
Grants	1,611	1,611	1,611
Performance share units (PSUs) [member] | September 14, 2020 [member]
Statement Line Items [Line Items]
Grants	20,686	20,686	20,686
Performance share units (PSUs) [member] | October 5, 2020 [member]
Statement Line Items [Line Items]
Grants	514	514	514
Performance share units (PSUs) [member] | January 11, 2021 [member]
Statement Line Items [Line Items]
Grants	78,875	78,875	78,875
Performance share units (PSUs) [member] | April 1, 2021 [member]
Statement Line Items [Line Items]
Grants	770	770	770
Performance share units (PSUs) [member] | May 14, 2021 [member]
Statement Line Items [Line Items]
Grants	2,389	2,389	2,389
Performance share units (PSUs) [member] | June 1, 2021 [member]
Statement Line Items [Line Items]
Grants	1,692	1,692	1,692
Performance share units (PSUs) [member] | June 14, 2021 [member]
Statement Line Items [Line Items]
Grants	507	507	507
Performance share units (PSUs) [member] | August 13, 2021 [member]
Statement Line Items [Line Items]
Grants	2,283	2,283	2,283
Performance share units (PSUs) [member] | September 1, 2021 [member]
Statement Line Items [Line Items]
Grants	553	553	553
Performance share units (PSUs) [member] | September 6, 2021 [member]
Statement Line Items [Line Items]
Grants	531	531	531
Performance share units (PSUs) [member] | September 20, 2021 [member]
Statement Line Items [Line Items]
Grants	526	526	526
Performance share units (PSUs) [member] | October 1, 2021 [member]
Statement Line Items [Line Items]
Grants	2,530	2,530	2,530
Performance share units (PSUs) [member] | October 11, 2021 [member]
Statement Line Items [Line Items]
Grants	500	500	500
Performance share units (PSUs) [member] | November 12, 2021 [member]
Statement Line Items [Line Items]
Grants	1,998	1,998	1,998
Performance share units (PSUs) [member] | December 1, 2021 [member]
Statement Line Items [Line Items]
Grants	936	936	936
Performance share units (PSUs) [member] | January 11, 2022 [member]
Statement Line Items [Line Items]
Grants	96,359	96,359	0
Performance share units (PSUs) [member] | January 12, 2022 [member]
Statement Line Items [Line Items]
Grants	825	825	0
Performance share units (PSUs) [member] | May 13, 2022 [member]
Statement Line Items [Line Items]
Grants	2,040	2,040	0
Performance share units (PSUs) [member] | June 1, 2022 [member]
Statement Line Items [Line Items]
Grants	1,297	1,297	0
Performance share units (PSUs) [member] | July 1, 2022 [member]
Statement Line Items [Line Items]
Grants	2,375	2,375	0
Performance share units (PSUs) [member] | October 1, 2022 [member]
Statement Line Items [Line Items]
Grants	2,024	2,024	0
Equity-settled performance units (EPUs) [member]
Statement Line Items [Line Items]
Fair value (USD) | $	$ 10.15	$ 10.15
Share price (USD) (in dollars per share)	$ 11.50
Performance multiplier percentage	100.00%	100.00%
Total awards	130,380	130,380
Holding period on shares issued (Year)	1 year	1 year
Share option programs [member]
Statement Line Items [Line Items]
Options granted	20,000	20,000
Expected option life in years	10	10
Share option programs [member] | February 27, 2018 [member]
Statement Line Items [Line Items]
Risk free rate	2.86%	2.86%
Share price (USD) (in dollars per share)		$ 9.30
Volatility	32.00%	32.00%
Options granted	10,000	10,000
Holding period on shares issued (Year)	0 years	0 years
Exercise price (in CAD per share)		$ 9.30
Expected option life in years	3	3
Share option programs [member] | September 30, 2022 [member]
Statement Line Items [Line Items]
Risk free rate	4.00%	4.00%
Share price (USD) (in dollars per share)	$ 9.82
Volatility	102.00%	102.00%
Options granted	10,000	10,000
Holding period on shares issued (Year)	1 year	1 year
Exercise price (in CAD per share)	$ 9.49
Expected option life in years	3	3